UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-22211
______________________________________________

IVA FIDUCIARY TRUST
______________________________________________________________________
(Exact name of registrant as specified in charter)

645 Madison Avenue, 12th Floor, New York, NY  10022
______________________________________________________________________
(Address of principal executive offices) (zip code)

Michael W. Malafronte
International Value Advisers, LLC
645 Madison Avenue
12th Floor
New York, NY 10022

(Name and address of agent for service)

Copy to:

Clair Pagnano, Esq.
K&L Gates LLP
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2950

Brian F. Link, Esq.
State Street Bank and Trust Company
Mail Code: JHT 1732
200 Clarendon Street
Boston, MA 02116

Registrant’s telephone number, including area code:  (212) 584-3570

Date of fiscal year end:  September 30
Date of reporting period:  March 31, 2010

Item 1.  Report to Shareholders.

IVA Worldwide Fund
IVA International Fund

Semi-Annual Report
March 31, 2010

An investment in the Funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Advised by International Value Advisers, LLC

Contents	IVA Funds

1	An Owner’s Manual
3	Letter from the President
5	Letter from the Portfolio Managers
7	Management’s Discussion of Fund Performance
10	Schedules of Investments
21	Statements of Assets and Liabilities
22	Statements of Operations
23	Statements of Changes in Net Assets
24	Financial Highlights
30	Notes to Financial Statements
40	Trustees and Officers
42	Additional Information
43	Fund Expenses

An Owner's Manual	IVA Funds

Atypical Investment Strategy

We manage both the IVA Worldwide and IVA International Funds with a dual attempt that is unusual in the mutual fund world: in the short-term (12-18 months), our attempt is to try to preserve capital, while in the longer-term (5-10 years, i.e., over a full economic cycle), we attempt to perform better than equity indices (the MSCI All Country World Index in the case of your IVA Worldwide Fund and the MSCI All Country World ex-U.S. Index in the case of your IVA International Fund).

The Worldwide Fund is typically used by investors who are looking for an “all weather fund” where we are given the latitude to decide how much we should have in the U.S. versus outside the U.S. It is often used in the bucket “money that clients cannot afford to lose” – although there is no such thing as a risk-free investment. The International Fund is typically used by investors who practice asset allocation and want to decide for themselves how much should be allocated to a domestic manager and how much should be allocated to a pure “international” (i.e., non-U.S.) manager yet at the same time are looking for a lower risk – and lower volatility – exposure to international markets than may be obtained from a more traditional international fund.

We believe our investment approach is very different from the traditional approach of most mutual funds. We are trying to deliver returns that are as absolute as possible, i.e. returns that try to be as resilient as possible in down markets, while many of our competitors try to deliver good relative performance, i.e., try to beat an index, and thus would be fine with being down 15% if their benchmark is down 20%.

Why do we have such an unusual strategy (which, incidentally is not easy to carry out)? Because we believe this strategy makes sense for many investors. We are fond of the quote by Mark Twain: “There are two times in a man’s life when he should not speculate: the first time is when he cannot afford to; the second time is when he can.” We realize that many investors cannot tolerate high volatility and appreciate that “life’s bills do not always come at market tops.” This strategy also appeals to us at International Value Advisers since we “eat our own cooking” for a significant part of our savings (invested in IVA products) and we have an extreme aversion to losing money.

An Eclectic Investment Approach

Here is how we try and implement our strategy:

●
We don’t hug benchmarks. In practical terms, this means we are willing to make big “negative bets,” i.e., having nothing or little in what has become big in the benchmark. Conversely, we will generally seek to avoid overly large positive bets.

●
We prefer having diversified portfolios (100 to 150 names). Because we invest on a global basis, we believe that diversification helps protect against weak corporate governance or insufficient disclosure, or simply against “unknown unknowns.”

●	We like the flexibility to invest in small, medium and large companies, depending on where we see value.
●	We attempt to capture equity-type returns through fixed income securities but predominantly when credit markets (or sub-sets of them) are depressed and offer this potential.
●	We hold some gold, either in bullion form or via gold mining securities, when we believe some “insurance policy” is warranted.
●
We are willing to hold cash when we cannot find enough cheap securities that we like or when we find some, yet the broader market (Mr. Market) seems fully priced. We will seek to use that cash as ammunition for future bargains.

●
At the individual security level, we ask a lot of questions about “what can go wrong?” and will establish not only a “base case intrinsic value” but also a “worst case scenario.” (What could prove us wrong? If we were wrong, are we likely to lose 25%, 30%, or even more of the money invested?). As a result, we will miss some opportunities, yet hopefully, we will also avoid instances where we experience a permanent impairment of value.

Letter from the President	IVA Funds

Michael W. Malafronte

Dear Shareholder,

Your two mutual funds, IVA Worldwide and IVA International (the “Funds”), have recently completed the first six months of our second year of operation. The Funds’ investment adviser, International Value Advisers, LLC (“IVA”), remains satisfied with the overall performance we have executed during our first eighteen months of operation.

I believe it is incumbent for IVA to constantly review and assess how well we are executing for our clients. While we run a for-profit enterprise, our primary goal is to properly care for the assets that you have entrusted with us. In doing this, we not only gauge the effectiveness of our investment team but we also monitor other aspects including compliance, operations, accounting, settlements, reporting as well as monitoring the service providers to the Funds.

Though the vast majority of our firm’s effectiveness will result from the portfolio managers’ ability to identify safe investments and the analysts’ intrinsic value calculations, we can also make an impact elsewhere. For example, within trading, we do this by limiting expenses and staying vigilant. Our trading group is an integral part of the investment team led by Charles de Vaulx and Chuck de Lardemelle and includes two highly experienced individuals; both of whom are committed to achieving best execution for our clients. We trade with over sixty firms and will move orders if we do not feel our clients’ interests are being served. Furthermore, we require our trading partners to have electronic connectivity (FIX connections). This connectivity reduces the likelihood of errors, allows us to have robust analytics around a trade and is more compliant as the entire trade is electronic; therefore, an audit trail can be easily retained and reviewed. We also utilize direct access to markets. This allows us to direct our more liquid trades into the market which in turn can dramatically reduce the cost of the trade.

Since the launch of the Funds in October 2008, we have undertaken a number of projects within our trading group to improve the efficiency of our operations. We enjoy the benefits of many new technologies, but the technology improvements do not replace thinking on behalf of our people; every trade executed on behalf of the Funds is  reviewed by each trader. Our trading group now utilizes an industry standard service to match the details of our trades with our counterparties at the moment of execution. This software improvement minimizes (to almost zero) the number of trades that could fail to settle. Though not often realized by clients, settlements can be time-intensive, but with this software enhancement our trading group is now able to focus on other tasks that benefit our clients’ capital. We look at all aspects of the trade and are sensitive that this is just one of many instances where we are responsible for your capital.

In future letters we will, from time to time, highlight other areas of IVA that are often less visible but no less critical to how we manage your Funds.

On a separate note, in our effort to be ever vigilant, we continue to be mindful of asset capacity constraints around IVA and the Funds. There are certain investment strategies that do not have to take this into consideration, but IVA wishes to retain the flexibility to look at any asset class in any geography. This ultimately means that there is a limit to the amount of money that we will manage.

On a personal level, it has been tremendously fulfilling to build IVA and the Funds. We hope that in the process, we are establishing a culture where everyone at IVA respects the work we are doing for our clients.

I want to offer thanks to all of my colleagues and to our shareholders for their continued support.

Sincerely,

Michael W. Malafronte

Letter from the Portfolio Managers	IVA Funds

Charles de Vaulx

Chuck de Lardemelle

A Few Thoughts on the Current Investment Landscape
We find noticeable that your IVA Worldwide Fund, which invests both in the U.S. and outside the U.S., has become four to five times bigger than your IVA International Fund, which invests only outside the U.S. (except for its cash in U.S. dollars). There is a growing recognition that the world is more global than ever, more and more companies are multinational, with operations spread out around the world and/or with an increase in goods being exported outside their home country.

We also find of interest the growing appeal of funds such as the IVA Funds, which are very flexible, willing to consider bonds to try and capture equity-type returns, and can use real estate related securities, gold or even cash. We believe the IVA Funds remain unique in their emphasis on trying to be as resilient as possible in down markets. Many advisers and shareholders have re-discovered the meaning of compounding, i.e., the idea that if one is down 50%, one has to recover and be up 100% just to break even.

A few points on the investment outlook

1
We still believe global economic growth will remain modest in the next five years. To cure excessive household indebtedness (in the U.S., U.K., Ireland, Spain and Eastern Europe) is a multi-year process during which some belt tightening is needed. Beyond the one-time nature of the inventory adjustments that are taking place and helping various economies recover and beyond the massive transfers of money by various governments to supplement falling personal incomes, we see no evidence of any formation of small businesses that could create the jobs needed for the unemployment rate to truly go down. We see tax rates going up in various countries rather than down. Even the Chinese economy may cool off a little after being red hot last year as a result of a massive stimulus package and a credit boom which the authorities are now attempting to rein in. We expect problem loans related to infrastructure projects to creep up in the Chinese banking system within the next few years; overcapacity in steel, cement and power generation may become apparent at that point.

2
Global equity markets are not as cheap as a year ago. We believe they can deliver “modest” returns going forward, i.e., maybe a little less than the 8 to 10% type returns that are typically expected from equities. We believe foreign markets, many of which are cheaper than the U.S. market (with the exception of a few major emerging markets such as China, India and Brazil) may offer slightly higher returns than the U.S. market. These returns may come with some volatility, which may be nerve racking to some, yet makes it a little easier for us to try and buy undervalued stocks and sell them when they become fully priced.

3	We do not have the foggiest idea where global equity markets are headed short to medium-term. On one hand, policymakers in most parts of the world are keeping the “pedal to the metal” (especially as long as inflation does not appear to be a problem) and corporate profits are recovering strongly, on the other hand, risks remain abundant. Can governments around the world finance large deficits without higher savings rates (and therefore lower growth in consumption)? Or will real long-term interest rates rise to attract enough capital to mop up the huge government paper supply worldwide? Will the economic growth rate decelerate later this year as the fiscal stimulus fades away? Could cyclical stocks, commodities and various emerging markets fall as a result? Will some countries default in Europe or remain stuck in deflation for a number of years to regain their competitiveness? What if the Chinese economy decelerates faster than anticipated? What if some states or municipalities default on their debt? Will deflation remain a fact of life in Japan? Will inflation become a problem in India and China? Which currency is the “ugliest”, both short-term and long-term: the U.S. dollar, the euro or the yen?

Letter from the Portfolio Managers	IVA Funds

We try to remain humble and aware of these risks and “unknowns” but remain guided first and foremost by valuation.

We have identified what we believe are attractive investment opportunities among U.S. insurance brokers. We think we have uncovered a very profitable service business trading at reasonable multiples. We also like that it has a cycle of its own, different from the general economic cycle. We continue to add names to our portfolio in Asian countries without strong ties to China, specifically South Korea and Malaysia. We sold out or reduced our positions in many cyclical names over the past six months and continue to favor high-quality names that are defensive in nature, such as food and beverage companies. We also like service-oriented businesses that have the ability to grow faster than GDP for the foreseeable future and generate strong free cash flow since there is little need for reinvestment of capital.

We continue to trim our position in corporate fixed income, specifically corporate high yield bonds, as we believe the easy money has been made and yields have come down. On average, our bonds are yielding just under 7% (as of March 31, 2010) which is a far cry from the 11.5% we were getting a year ago. Also, we like to keep the maturities in our high yields on the short side, three to seven years, for fear of looming inflation risk long term. Lastly, we added sovereign government bonds of short maturities this quarter, from Singapore and Hong Kong, as a way to diversify cash away from U.S. dollars.

Looking ahead, we think our portfolios remain very well diversified among asset classes, sectors and countries. We believe we are cautiously positioned and, as always, are driven to quality companies with strong balance sheets and good competitive positions. In conclusion, we see both bright spots and some areas of concern. We see reasonable valuations (somewhat a stock pickers’ market), good corporate profitability and sensible credit expansion. Conversely, we are keeping a close watch on the sustainability of the Chinese boom, effects of massive government debt worldwide, and the behavior of the still critically important U.S. consumer. As has always been the case, we try to assess risks and create portfolios that should be less threatened if our worst fears come to fruition.

We appreciate your continued confidence and thank you for your support.

Charles de Vaulx	Chuck de Lardemelle	May 2010

Management's Discussion of Fund Performance	IVA Funds

Markets were mixed over the period October 1, 2009 through March 31, 2010, with markets rising over the 4th Quarter 2009, falling for six weeks at the beginning of the calendar year and rising again the last six weeks of the period. We were able to demonstrate our resiliency in down markets during the first six weeks (January 1 to February 8, 2010) of the calendar year, beating the relative benchmark by over 5% in both Funds. We are concerned about the stability of major world currencies, and remain partially hedged against the Japanese yen and the euro. These hedges increased performance over the period in both Funds.

IVA Worldwide Fund

The IVA Worldwide Fund Class A shares, at net asset value (“NAV”), returned 5.42% for the semi-annual period ended March 31, 2010. The MSCI All Country World Index returned 7.90%  over the same period.

The Fund’s underperformance versus the index over the period was largely due to our allocation to cash. Our cash holding is derived from the bottom up due to our inability to come up with what we believe are enough cheap, safe and compelling ideas. We underperformed most within the industrials and telecommunication services sectors. Holdings such as Secom Co., Ltd. and Temp Holdings Co., Ltd., both of Japan, detracted most from industrials, while MetroPCS Communications Inc. (U.S.) detracted most from telecommunication services. Financials were a bright spot on a relative basis as Bangkok Bank Public Co., Ltd. (Thailand) and Federal Bank Ltd. (India) contributed positively to the Fund’s return. Additional underperformers included Astellas Pharma Inc. (Japan), Vivendi SA (France) and KDDI Corp. (Japan). On a geographic basis, Japan was our largest detractor.

Contributing most to the Fund’s return was our allocation to the consumer discretionary (Liberty Media Holding Corp., Interactive Group, Series ‘A’), consumer staples (Nestlé SA), and technology (Lexmark International Inc. and Nintendo Co., Ltd.) sectors, as well as fixed income and gold. Collectively, these sectors added over 3.5% to the Fund’s overall return. Gold was our top performer over the period, continuing to fulfill its role as an “insurance policy” while also adding value. On a geographic basis, Switzerland was the top contributor to return.

IVA International Fund

The IVA International Fund Class A shares, at net asset value (“NAV”), returned 4.38% for the semi-annual period ended March 31, 2010. The MSCI All Country World Index Ex-U.S. returned 5.38% over the same period.

The Fund’s underperformance versus the index over the period was largely due to our allocation to cash. Our cash holding is derived from the bottom up due to our inability to come up with what we believe are enough cheap, safe and compelling ideas. We underperformed most within the health care sector, with holdings such as Astellas Pharma Inc. and Shofu Inc., both of Japan, detracting most from performance. Financials were a bright spot on a relative basis as Bangkok Bank Public Co., Ltd. (Thailand) and Jardine Lloyd Thompson Group Plc (U.K.) contributed positively to the Fund’s return. On a geographic basis, Japan was our largest detractor with holdings such as Secom Co., Ltd., Temp Holdings Co., Ltd., and Milbon Co., Ltd. underperforming. An additional underperformer was Vivendi SA (France).

Contributing most to the Fund’s return was our allocation to the consumer discretionary (Clear Media Ltd.), consumer staples (Nestlé SA), and technology (Nintendo Co., Ltd.) sectors, as well as fixed income and gold. Collectively, these sectors added over 3.4% to the Fund’s return. Gold was our top performer over the period, continuing to fulfill its role as an “insurance policy” while also adding value. On a geographic basis, Switzerland was the top contributor to the Fund’s return with Schindler Holding AG (industrial) also performing well.

Past performance is no guarantee of future results. Portfolio holdings are subject to change.

Management’s Discussion of Fund Performance	IVA Funds

IVA Worldwide Fund

Average Total Returns as of March 31, 2010	One-Year	Since Inception(a)
Class A	35.16%	20.47%
Class A (with a 5% maximum initial sales charge)	28.35%	16.42%
Class C	34.16%	19.53%
Class I	35.46%	20.69%
MSCI All Country World Index(b)	55.48%	5.12%
Consumer Price Index(c)	2.39%	-0.34%

Growth of a $10,000 Initial Investment(d)

(a)	The Fund commenced investment operations on October 1, 2008. Returns since inception are annualized.
(b)
The MSCI All Country World Index is an unmanaged, free float-adjusted market capitalization weighted index composed of stocks of companies located in countries throughout the world. It is designed to measure equity market performance in global developed and emerging markets. The index includes reinvestment of dividends, net of foreign withholding taxes.

(c)	The Consumer Price Index examines the weighted average of prices of a basket of consumer goods and services, such as transportation, food and medical care.
(d)
Hypothetical illustration of $10,000 invested in Class A shares on October 1, 2008, assuming the deduction of the maximum initial sales charge of 5% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through March 31, 2010. Please note that an investor cannot invest directly in an index. The performance of the Fund’s other classes may be greater or less than the Class A shares’ performance indicated on this chart depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

Past performance is no guarantee of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 866-941-4482. The recent growth rate in the stock market has helped to produce short-term returns that are not typical and may not continue in the future. Because of ongoing market volatility, fund performance may be subject to substantial short-term changes.

The maximum initial sales charge for Class A shares is 5.00%. Class C shares include a 1.00% contingent deferred sales charge for the first year only. The gross expense ratios for the Fund are as follows: 1.34% (Class A shares); 2.10% (Class C shares); 1.11% (Class I shares). These expense ratios are as stated in the most recent Prospectus dated December 18, 2009. More recent expense ratios can be found in the Financial Highlights section, beginning on page 24, of this Report. Due to the commencement of operations on October 1, 2008, the Fund's performance is from a very limited timeframe and should not be considered indicative of future results.

There are risks associated with investing in funds that invest in securities of foreign countries, such as erratic market conditions, economic and political instability and fluctuations in currency exchange rates. Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

Management’s Discussion of Fund Performance	IVA Funds

IVA International Fund

Average Total Returns as of March 31, 2010	One-Year	Since Inception(a)
Class A	34.06%	17.48%
Class A (with a 5% maximum initial sales charge)	27.34%	13.54%
Class C	32.95%	16.57%
Class I	34.33%	17.75%
MSCI All Country World Ex-U.S. Index(b)	60.93%	7.59%
Consumer Price Index(c)	2.39%	-0.34%

Growth of a $10,000 Initial Investment(d)

(a)	The Fund commenced investment operations on October 1, 2008. Returns since inception are annualized.
(b)
The MSCI All Country World Ex-U.S. Index is an unmanaged, free float-adjusted market capitalization weighted index composed of stocks of companies located in countries throughout the world, excluding the United States. It is designed to measure equity market performance in global developed and emerging markets outside the United States. The index includes reinvestment of dividends, net of foreign withholding taxes.

(c)	The Consumer Price Index examines the weighted average of prices of a basket of consumer goods and services, such as transportation, food and medical care.
(d)
Hypothetical illustration of $10,000 invested in Class A shares on October 1, 2008, assuming the deduction of the maximum initial sales charge of 5% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through March 31, 2010. Please note that an investor cannot invest directly in an index. The performance of the Fund’s other classes may be greater or less than the Class A shares’ performance indicated on this chart depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

Past performance is no guarantee of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 866-941-4482. The recent growth rate in the stock market has helped to produce short-term returns that are not typical and may not continue in the future. Because of ongoing market volatility, fund performance may be subject to substantial short-term changes.

The maximum initial sales charge for Class A shares is 5.00%. Class C shares include a 1.00% contingent deferred sales charge for the first year only. The gross and net expense ratios for the Fund are as follows: 1.46% gross/1.40% net (Class A shares); 2.37%/2.15% (Class C shares); 1.20%/1.15% (Class I shares). The net expense ratios reflect certain contractual fee waivers and expense reimbursements in effect from October 1, 2008 through January 31, 2011. These expense ratios are as stated in the most recent Prospectus dated December 18, 2009. More recent expense ratios can be found in the Financial Highlights section, beginning on page 27, of this Report. Due to the commencement of operations on October 1, 2008, the Fund's performance is from a very limited timeframe and should not be considered indicative of future results.

There are risks associated with investing in funds that invest in securities of foreign countries, such as erratic market conditions, economic and political instability and fluctuations in currency exchange rates. Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

Schedule of Investments (unaudited)	IVA Funds

IVA Worldwide Fund
March 31, 2010

Shares	Description	Value
COMMON STOCKS — 50.6%
Belgium — 0.3%
114,822	Sofina SA	$10,921,043

France — 10.8%
116,548	Bolloré	19,621,856
1,327,107	Bureau Veritas SA	70,443,587
267,880	Carrefour SA	12,911,270
117,720	Ciments Français SA	11,287,309
36,673	Financière de l’Odet SA	12,184,972
103,180	Groupe Crit	2,580,949
148,805	Guyenne et Gascogne SA	13,879,924
116,840	L’Oréal SA	12,287,087
507,830	Legrand SA	16,043,220
220,231	Neopost SA	17,600,419
828,114	Publicis Groupe SA	35,433,844
70,471	Robertet SA	8,290,325
40,590	Séché Environnement SA	2,992,782
1,438,603	Sodexo	85,979,955
2,480	Sucrière de Pithiviers-Le-Vieil SA	2,316,257
394,370	Teleperformance	13,582,729
1,127,370	Total SA, ADR	65,410,007
1,553,956	Vivendi SA	41,588,741
		444,435,233
Hong Kong — 0.2%
14,239,070	Clear Media Ltd. (a)	9,353,029

India — 0.3%
1,274,061	Federal Bank Ltd.	7,572,852
333,586	Patni Computer Systems Ltd.	3,971,899
		11,544,751
Japan — 13.8%
2,527,000	Amada Co., Ltd.	21,191,229
2,470,100	Astellas Pharma Inc.	89,435,111
334,000	Canon Inc.	15,469,248
895,200	Cosel Co., Ltd.	12,926,730
252,400	FANUC Ltd.	26,781,560
402,100	Icom Inc.	10,292,280
303,000	Kanamoto Co., Ltd.	1,435,758
9,329	KDDI Corp.	48,296,460
1,141,570	Kose Corp.	26,802,291
181,400	Kyocera Corp.	17,676,265
20,950	Medikit Co., Ltd.	4,985,961
641,800	Meitec Corp.	12,569,642
345,800	Milbon Co., Ltd.	7,915,413
904,028	Miura Co., Ltd.	23,545,921
78,200	Nifco Inc.	1,798,374
1,636,900	Nippon Thompson Co., Ltd.	11,398,245
494,400	Nissin Healthcare Food Service Co., Ltd.	6,345,919
142,600	Nitto Kohki Co., Ltd.	3,184,820
36,680	NTT DoCoMo Inc.	55,869,419
2,572	Pasona Group Inc.	1,694,675
2,100,600	Secom Co., Ltd.	91,897,037
11,900	Secom Joshinetsu Co., Ltd.	245,408
2,357,400	Shoei Co., Ltd. (b)	17,877,812

See Notes to Financial Statements.

Schedule of Investments (unaudited)	IVA Funds

IVA Worldwide Fund
March 31, 2010

Shares	Description	Value
Japan — 13.8% (continued)
466,320	Shofu Inc.	$3,591,297
215,000	SMC Corp.	29,183,335
849	Techno Medica Co., Ltd.	2,474,623
1,932,900	Temp Holdings Co., Ltd.	15,630,253
1,856,580	Toshiba Machine Co., Ltd.	7,903,721
		568,418,807
Malaysia — 2.5%
118,634,800	Genting Malaysia Bhd	104,378,258

Philippines — 0.1%
1,254,030	San Miguel Corp., Class ‘B’	2,039,637

South Africa — 0.3%
776,923	Net 1 UEPS Technologies Inc. (a)	14,287,614

South Korea — 4.4%
73,530	Fursys Inc.	1,819,647
908,830	Kangwon Land Inc.	13,655,142
31,315	Lotte Chilsung Beverage Co., Ltd.	23,940,497
25,146	Lotte Confectionery Co., Ltd.	29,314,220
121,890	Nong Shim Co., Ltd.	24,454,487
242,327	SK Holdings Co., Ltd.	21,524,472
3,548,950	SK Telecom Co., Ltd., ADR	61,254,877
38,450	SK Telecom Co., Ltd.	5,896,040
		181,859,382
Switzerland — 3.8%
65,100	Affichage Holding SA	6,482,834
2,201,930	Nestlé SA	112,769,556
49,450	Panalpina Welttransport (Holding) AG	4,199,779
373,066	Schindler Holding AG	32,834,337
		156,286,506
Taiwan — 0.1%
2,603,000	Taiwan Secom Co., Ltd.	4,163,751

Thailand — 0.8%
4,781,476	Bangkok Bank Public Co., Ltd., NVDR	19,445,310
57,869,790	Thai Beverage Public Co., Ltd.	12,203,144
		31,648,454
United Kingdom — 1.8%
210,550	Diageo Plc, ADR	14,201,598
214,920	ETFS Physical Palladium (a)	10,146,373
11,887,890	Vodafone Group Plc	27,420,590
909,350	Vodafone Group Plc, ADR	21,178,761
		72,947,322
United States — 11.4%
581,310	Amdocs Ltd. (a)	17,503,244
611,110	Aon Corp.	26,100,508
160	Berkshire Hathaway Inc., Class ‘A’ (a)	19,488,000
1,912,640	Cintas Corp.	53,726,058
2,136,500	Dell Inc. (a)	32,068,865
722,200	eBay Inc. (a)(c)	19,463,290
88,550	Frontier Oil Corp. (c)	1,195,425
724,243	International Speedway Corp., Class ‘A’	18,663,742
290,700	Kelly Services Inc., Class ‘A’ (a)	4,843,062

See Notes to Financial Statements.

Schedule of Investments (unaudited)	IVA Funds

IVA Worldwide Fund
March 31, 2010

Shares		Description	Value
United States — 11.4% (continued)
2,553,850		Liberty Media Holding Corp., Interactive Group, Series ‘A’ (a)	$39,099,443
1,619,588		Marsh & McLennan Cos., Inc.	39,550,339
7,957,100		MetroPCS Communications Inc. (a)	56,336,268
1,980,980		Sara Lee Corp.	27,595,051
750,000		Telephone & Data Systems Inc.	25,387,500
3,510,790		ValueClick Inc. (a)	35,599,411
380,640		Wal-Mart Stores Inc.	21,163,584
71,611		The Washington Post Co.	31,808,174
			469,591,964
		TOTAL COMMON STOCKS
		(Cost — $1,856,429,824)	2,081,875,751

Principal Amount
CORPORATE BONDS & NOTES — 15.0%
Australia — 0.3%
11,801,000	USD	FMG Finance Property Ltd., 10.625% due 9/1/2016 (d)	13,659,657
France — 3.2%
7,900,000	EUR	Ciments Français SA, 4.75% due 4/4/2017	10,700,069
22,600,000	EUR	Imerys SA, 5% due 4/18/2017	31,142,032
3,950,000	EUR	Lafarge SA, 5.375% due 6/26/2017	5,488,036
		Wendel:
35,750,000	EUR	4.875% due 5/26/2016 (d)	43,220,579
35,250,000	EUR	4.375% due 8/9/2017	39,516,656
			130,067,372
Netherlands — 1.7%
27,543,000	EUR	ASML Holding NV, 5.75% due 6/13/2017	38,875,009
		UPC Holding BV:
4,024,000	EUR	8.625% due 1/15/2014 (d)	5,625,787
7,186,000	EUR	7.75% due 1/15/2014 (d)	9,949,389
11,969,000	EUR	8% due 11/1/2016 (d)	16,165,936
			70,616,121
United States — 9.8%
16,155,000	USD	Blount Inc., 8.875% due 8/1/2012	16,417,519
		Brandywine Operating Partnership, LP:
8,109,000	USD	7.5% due 5/15/2015	8,735,104
4,631,000	USD	6% due 4/1/2016	4,529,586
14,795,000	USD	5.7% due 5/1/2017	14,061,760
		Clear Channel Worldwide Holdings Inc.:
6,207,000	USD	Series A, 9.25% due 12/15/2017 (d)	6,478,556
7,686,000	USD	Series B, 9.25% due 12/15/2017 (d)	8,070,300
		Cricket Communications Inc.:
68,646,000	USD	9.375% due 11/1/2014	70,190,535
10,608,000	USD	10% due 7/15/2015	11,085,360
2,000	USD	7.75% due 5/15/2016	2,085
14,355,000	USD	Denbury Resources Inc., 9.75% due 3/1/2016	15,862,275
6,024,000	USD	Frontier Oil Corp., 8.5% due 9/15/2016	6,204,720
5,599,000	USD	Global Crossing Ltd., 12% due 9/15/2015 (d)	6,242,885
2,607,000	GBP	Global Crossing UK Finance Plc, 11.75% due 12/15/2014	4,114,365
1,913,000	USD	Highwoods Realty LP, 5.85% due 3/15/2017	1,831,053

See Notes to Financial Statements.

Schedule of Investments (unaudited)	IVA Funds

IVA Worldwide Fund
March 31, 2010

Principal Amount		Description	Value
United States — 9.8% (continued)
		The Interpublic Group of Cos., Inc.:
2,194,000	USD	6.25% due 11/15/2014	$2,218,683
1,463,000	USD	10% due 7/15/2017	1,662,334
		Leucadia National Corp.:
676,000	USD	8.125% due 9/15/2015	703,885
6,764,000	USD	7.125% due 3/15/2017	6,730,180
50,922,000	USD	Liberty Media LLC, 5.7% due 5/15/2013	51,176,610
36,392,000	USD	Mohawk Industries Inc., 6.875% due 1/15/2016 (e)	37,756,700
		QVC Inc.:
4,678,000	USD	7.125% due 4/15/2017 (d)	4,730,627
30,649,000	USD	7.5% due 10/1/2019 (d)	31,415,225
		Sirius XM Radio Inc.:
7,472,000	USD	9.625% due 8/1/2013	7,836,260
45,438,000	USD	8.75% due 4/1/2015 (d)	45,494,797
6,550,000	USD	Vulcan Materials Co., 7% due 6/15/2018	7,178,014
29,560,000	USD	Willis North America Inc., 6.2% due 3/28/2017	29,989,063
			400,718,481
		TOTAL CORPORATE BONDS & NOTES
		(Cost — $538,663,142)	615,061,631
CONVERTIBLE BONDS — 0.7%
Switzerland — 0.7%
32,725,000	CHF	Pargesa Holdings SA, 1.75% due 6/15/2014
		(Cost — $23,140,889)	29,174,412
COMMERCIAL MORTGAGE BACKED SECURITIES — 0.7%
6,273,000	USD	Citigroup/Deutsche Bank Commercial Mortgage Trust,
		CD 2007-CD4 A4, 5.322% due 12/11/2049	6,083,505
24,812,000	USD	Credit Suisse Mortgage Capital Certificates 5.826% due 6/15/2038	25,086,249
		TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES
		(Cost — $20,200,772)	31,169,754
FOREIGN GOVERNMENT BONDS — 3.2%
Hong Kong — 1.1%
343,150,000	HKD	Hong Kong Government Bond, 2.66% due 12/17/2012	46,030,031

Singapore — 2.1%
113,551,000	SGD	Singapore Government Bond, 2.25% due 7/1/2013	84,717,187
		TOTAL FOREIGN GOVERNMENT BONDS
		(Cost — $131,047,451)	130,747,218
Ounces
COMMODITIES — 5.9%
218,785		Gold Bullion (a) (Cost — $215,088,497)	243,420,479

Principal Amount
SHORT-TERM INVESTMENTS — 20.3%
Commercial Paper — 17.5%
77,400,000	USD	Consolidated Edison Inc., 0.2% due 4/1/2010 (d)	77,400,000
22,500,000	USD	Dell Inc., 0.12% due 4/14/2010 (d)	22,499,025
		Électricité de France SA:
30,000,000	USD	0.17% due 4/19/2010 (d)	29,997,450
3,704,000	USD	0.17% due 4/22/2010 (d)	3,703,633

See Notes to Financial Statements.

Schedule of Investments (unaudited)	IVA Funds

IVA Worldwide Fund
March 31, 2010

Principal Amount		Description	Value
Commercial Paper — 17.5% (continued)
25,000,000	USD	Florida Power & Light Co., 0.28% due 4/22/2010	$24,995,917
57,400,000	USD	Hewlett-Packard Co., 0.16% due 4/26/2010 (d)	57,393,622
		Nestle Capital Corp.:
51,600,000	USD	0.14% due 4/7/2010 (d)	51,598,796
56,000,000	USD	0.11% due 4/7/2010 (d)	55,998,973
60,000,000	USD	0.15% due 4/12/2010 (d)	59,997,250
		Reed Elsevier Plc:
1,000,000	USD	0.23% due 4/5/2010 (d)	999,974
26,200,000	USD	0.25% due 4/6/2010 (d)	26,199,090
25,000,000	USD	0.21% due 4/12/2010 (d)	24,998,396
		United Parcel Service Inc.:
32,600,000	USD	0.1% due 4/1/2010 (d)	32,600,000
50,000,000	USD	0.1% due 4/5/2010 (d)	49,999,445
50,000,000	USD	0.09% due 4/5/2010 (d)	49,999,500
38,600,000	USD	0.07% due 4/5/2010 (d)	38,599,700
38,900,000	USD	Vodafone Group Plc, 0.17% due 4/1/2010 (d)	38,900,000
75,000,000	USD	Vulcan Materials Co., 0.24% due 4/1/2010 (d)	75,000,000
			720,880,771
Treasury Bills — 2.8%
		United States Treasury Bills:
24,347,000	USD	due 4/8/2010 (f)	24,346,764
41,776,000	USD	due 4/15/2010 (f)	41,774,840
6,815,000	USD	due 6/17/2010 (f)	6,812,887
39,765,800	USD	due 7/15/2010 (f)	39,747,229
			112,681,720
		TOTAL SHORT-TERM INVESTMENTS
		(Cost — $833,563,831)	833,562,491
		TOTAL INVESTMENTS — 96.4% (Cost — $3,618,134,406) (g)	3,965,011,736
		Other Assets in Excess of Liabilities — 3.6% (h)	146,438,791
		TOTAL NET ASSETS — 100.0%	$4,111,450,527

Schedule of Written Put Options — (0.0%)

Contracts	Description	Expiration Date	Strike Price	Value
(3,126)	Aon Corp.	7/17/2010	$40.00	$(211,005)
(6,227)	Comcast Corp., Class ‘A’	4/17/2010	13.00	(31,135)
(2,901)	Costco Wholesale Corp.	7/17/2010	57.50	(435,150)
(7,767)	eBay Inc.	4/17/2010	22.00	(15,534)
(7,101)	Liberty Media Holding Corp., Interactive Group, Series ‘A’	4/17/2010	10.00	(71,010)
(3,856)	Marsh & McLennan Cos., Inc.	7/17/2010	22.50	(192,800)
(2,055)	Wal-Mart Stores Inc.	4/17/2010	52.50	(9,247)
(1,236)	Wal-Mart Stores Inc.	6/19/2010	52.50	(84,048)

	Total Written Put Options
	(Premiums Received — $3,333,583)			$(1,049,929)

See Notes to Financial Statements.

Schedule of Investments (unaudited)	IVA Funds

IVA Worldwide Fund
March 31, 2010

Schedule of Written Call Options — (0.0%)

Contracts	Description	Expiration Date	Strike Price	Value
(2,961)	eBay Inc.	5/22/2010	$27.00	$(387,891)
(885)	Frontier Oil Corp.	7/17/2010	12.50	(154,875)

	Total Written Call Options
	(Premiums Received — $556,513)			$(542,766)

Abbreviations used in this schedule:
ADR - American Depositary Receipt
CHF - Swiss franc
EUR - euro
GBP - British pound
HKD - Hong Kong dollar
NVDR - Non-Voting Depositary Receipt
SGD - Singapore dollar
USD - United States dollar

(a)	Non-income producing investment.
(b)	Security is an affiliate of the IVA Worldwide Fund as defined by the Investment Company Act of 1940. An affiliate is deemed as a company in which the Fund indirectly or directly has ownership of at least 5% of the company’s outstanding voting securities. See Schedule of Affiliates below for additional information.
(c)	All or a portion of this security is subject to written call option assignment which would result in the sale of the security at a strike price determined by the option contract.
(d)
Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933 (the “1933 Act”). Any resale of these securities must generally be effected through a sale that is registered under the 1933 Act or otherwise exempted from such registration requirements.

(e)	Variable rate security. The interest rate disclosed is that which is in effect at March 31, 2010.
(f)
All or a portion of this security is held at the custodian as collateral for written put options. As of March 31, 2010, portfolio securities and cash valued at $91,818,677 were segregated to cover collateral requirements.

(g)	Aggregate cost for federal income tax purposes is substantially the same.
(h)	Other Assets in Excess of Liabilities include a receivable for shareholder subscriptions not yet received in cash.

Schedule of Affiliates

Security	Shares Held at September 30, 2009	Shares Purchased	Shares Sold	Shares Held at March 31, 2010	Value at March 31, 2010	Realized Gain/(Loss)	Dividend Income
Shoei Co., Ltd.	1,662,700	694,700	—	2,357,400	$17,877,812	—	—

Sector Breakdown (As a Percent of Total Investments):

Consumer Discretionary	14.8%
Industrials	13.5%
Telecommunication Services	10.7%
Consumer Staples	9.0%
Gold	6.1%
Technology	5.6%
Holding Company	3.8%
Foreign Government Bonds	3.3%
Financials	3.1%
Health Care	2.5%
Energy	2.2%
Real Estate	2.0%
Materials	1.7%
Mining	0.4%
Other	0.3%
Short-Term Investments	21.0%
100.0%

See Notes to Financial Statements.

Schedule of Investments (unaudited)	IVA Funds

IVA International Fund
March 31, 2010

Shares	Description	Value
COMMON STOCKS — 62.6%
Argentina — 0.4%
871	Nortel Inversora SA, Series 'B', ADR (a)	$17,420
186,016	Telecom Argentina SA, ADR (a)	3,485,940
		3,503,360
Belgium — 0.5%
47,112	Sofina SA	4,480,955
France — 16.5%
37,837	Bolloré	6,370,184
484,100	Bureau Veritas SA	25,696,301
92,150	Carrefour SA	4,441,442
35,890	Ciments Français SA	3,441,229
13,343	Financière de l'Odet SA	4,433,346
35,250	Groupe Crit	881,745
54,720	Guyenne et Gascogne SA	5,104,059
28,580	L'Oréal SA	3,005,520
191,310	Legrand SA	6,043,811
64,890	Neopost SA	5,185,878
290,486	Publicis Groupe SA	12,429,491
38,530	Robertet SA	4,532,733
16,030	Séché Environnement SA	1,181,924
150,546	Securidev SA (b)	4,005,700
396,680	Sodexo	23,708,089
2,390	Sucrière de Pithiviers-Le-Vieil SA	2,232,200
162,140	Teleperformance	5,584,359
378,800	Total SA, ADR	21,977,976
431,902	Vivendi SA	11,559,053
		151,815,040
Hong Kong — 0.9%
10,452,600	Clear Media Ltd. (a)	6,865,861
5,023,960	Dynasty Fine Wines Group Ltd.	1,630,599
		8,496,460
India — 0.6%
654,989	Federal Bank Ltd.	3,893,169
167,013	Patni Computer Systems Ltd.	1,988,569
		5,881,738
Italy — 0.2%
392,794	Gewiss S.p.A.	1,685,751
Japan — 23.6%
684,000	Amada Co., Ltd.	5,735,972
342,200	Ariake Japan Co., Ltd.	4,992,628
638,200	Astellas Pharma Inc.	23,107,359
96,800	Canon Inc.	4,483,303
377,700	Cosel Co., Ltd.	5,454,006
83,400	FANUC Ltd.	8,849,374
246,100	Hi-Lex Corp.	3,124,620
132,077	Hitachi Tool Engineering Ltd.	1,370,357
451,200	Icom Inc.	11,549,060
434,000	Kanamoto Co., Ltd.	2,056,498
2,667	KDDI Corp.	13,807,124
405,940	Kose Corp.	9,530,841
71,200	Kyocera Corp.	6,937,983

See Notes to Financial Statements.

Schedule of Investments (unaudited)	IVA Funds

IVA International Fund
March 31, 2010

Shares	Description	Value
Japan — 23.6% (continued)
9,410	Medikit Co., Ltd.	$2,239,517
174,500	Meitec Corp.	3,417,579
444,000	Milbon Co., Ltd.	10,163,226
457,282	Miura Co., Ltd.	11,910,169
27,500	Nifco Inc.	632,420
471,300	Nippon Thompson Co., Ltd.	3,281,809
559,100	Nissin Healthcare Food Service Co., Ltd.	7,176,382
71,600	Nitto Kohki Co., Ltd.	1,599,110
9,425	NTT DoCoMo Inc.	14,355,760
491	Okinawa Cellular Telephone Co.	914,881
1,185	Pasona Group Inc.	780,789
57,900	San-A Co., Ltd.	2,176,901
498,000	Secom Co., Ltd.	21,786,501
10,600	Secom Joshinetsu Co., Ltd.	218,599
303,200	Shingakukai Co., Ltd.	1,044,287
710,500	Shoei Co., Ltd.	5,388,218
267,750	Shofu Inc.	2,062,039
4,500	SK Kaken Co., Ltd.	118,505
80,500	SMC Corp.	10,926,784
128	So-net Entertainment Corp.	318,597
559	Techno Medica Co., Ltd.	1,629,345
1,438,900	Temp Holdings Co., Ltd.	11,635,559
560,590	Toshiba Machine Co., Ltd.	2,386,510
		217,162,612
Malaysia — 2.6%
27,567,300	Genting Malaysia Bhd	24,254,491
Netherlands — 0.3%
21,438	Hal Trust NV	2,300,494
Philippines — 0.2%
1,306,560	San Miguel Corp., Class ‘B’	2,125,075
Singapore — 0.5%
1,030,860	Haw Par Corp. Ltd.	4,406,550
South Africa — 0.6%
280,878	Net 1 UEPS Technologies Inc. (a)	5,165,346
South Korea — 6.7%
67,140	Fursys Inc.	1,661,514
450,460	Kangwon Land Inc.	6,768,147
8,904	Lotte Chilsung Beverage Co., Ltd.	6,807,159
8,739	Lotte Confectionery Co., Ltd.	10,187,583
36,847	Nong Shim Co., Ltd.	7,392,522
84,640	SK Holdings Co., Ltd.	7,518,070
1,082,650	SK Telecom Co., Ltd., ADR	18,686,539
16,290	SK Telecom Co., Ltd.	2,497,958
		61,519,492
Switzerland — 4.4%
32,480	Affichage Holding SA	3,234,446
391	Metall Zug AG	1,138,439
486,340	Nestlé SA	24,907,398
11,870	Panalpina Welttransport (Holding) AG	1,008,117
116,154	Schindler Holding AG	10,222,962
		40,511,362

See Notes to Financial Statements.

Schedule of Investments (unaudited)	IVA Funds

IVA International Fund
March 31, 2010

Shares		Description	Value
Taiwan — 0.4%
2,240,000		Taiwan Secom Co., Ltd.	$3,583,097

Thailand — 1.3%
1,521,830		Bangkok Bank Public Co., Ltd., NVDR	6,188,979
26,101,930		Thai Beverage Public Co., Ltd.	5,504,178
			11,693,157
United Kingdom — 2.9%
97,610		Diageo Plc, ADR	6,583,794
60,490		ETFS Physical Palladium (a)	2,855,733
437,900		Jardine Lloyd Thompson Group Plc	3,688,046
4,386,820		Vodafone Group Plc	10,118,633
140,900		Vodafone Group Plc, ADR	3,281,561
			26,527,767

		TOTAL COMMON STOCKS (Cost — $513,714,309)	575,112,747

Principal Amount
CORPORATE BONDS & NOTES — 7.4%
Australia — 0.4%
3,072,000	USD	FMG Finance Property Ltd., 10.625% due 9/1/2016 (c)	3,555,840
France — 4.5%
1,850,000	EUR	Ciments Français SA, 4.75% due 4/4/2017	2,505,713
9,300,000	EUR	Imerys SA, 5% due 4/18/2017	12,815,084
		Lafarge SA:
800,000	USD	6.5% due 7/15/2016	848,061
3,500,000	EUR	5.375% due 6/26/2017	4,862,817
		Wendel:
7,750,000	EUR	4.875% due 5/26/2016 (c)	9,369,496
9,650,000	EUR	4.375% due 8/9/2017	10,818,035
			41,219,206
Netherlands — 2.1%
7,987,000	EUR	ASML Holding NV, 5.75% due 6/13/2017	11,273,089
		UPC Holding BV:
1,568,000	EUR	8.625% due 1/15/2014 (c)	2,192,155
380,000	EUR	7.75% due 1/15/2014 (c)	526,130
3,683,000	EUR	8% due 11/1/2016 (c)	4,974,446
			18,965,820
United States — 0.4%
2,499,000	USD	Global Crossing Ltd., 12% due 9/15/2015 (c)	2,786,385
960,000	GBP	Global Crossing UK Finance Plc, 11.75% due 12/15/2014	1,515,071
			4,301,456

		TOTAL CORPORATE BONDS & NOTES (Cost — $54,656,835)	68,042,322
CONVERTIBLE BONDS — 0.7%
Switzerland — 0.7%
7,540,000	CHF	Pargesa Holdings SA, 1.75% due 6/15/2014
		(Cost — $5,518,135)	6,721,927

See Notes to Financial Statements.

Schedule of Investments (unaudited)	IVA Funds

IVA International Fund
March 31, 2010

Principal Amount		Description	Value
FOREIGN GOVERNMENT BONDS — 5.0%
Canada — 0.2%
2,195,000	CAD	Canada Government Bond, 4% due 9/1/2010	$2,192,471
Hong Kong — 1.9%
126,950,000	HKD	Hong Kong Government Bond, 2.66% due 12/17/2012	17,029,032
Singapore — 2.9%
		Singapore Government Bond:
10,953,000	SGD	3.125% due 2/1/2011	8,010,609
24,599,000	SGD	2.25% due 7/1/2013	18,352,618
			26,363,227
		TOTAL FOREIGN GOVERNMENT BONDS
		(Cost — $45,383,283)	45,584,730
Ounces
COMMODITIES — 5.9%
48,786		Gold Bullion (a) (Cost — $48,182,183)	54,279,808

Principal Amount
SHORT-TERM INVESTMENTS — 14.2%
Commercial Paper — 13.0%
7,400,000	USD	Coca-Cola Co., 0.16% due 4/26/2010 (c)	7,399,178
27,000,000	USD	Consolidated Edison Inc., 0.2% due 4/1/2010 (c)	27,000,000
21,200,000	USD	Dell Inc., 0.12% due 4/14/2010 (c)	21,199,081
11,400,000	USD	Électricité de France SA, 0.17% due 4/19/2010 (c)	11,399,031
		Nestlé Capital Corp.:
6,000,000	USD	0.14% due 4/7/2010 (c)	5,999,860
6,100,000	USD	0.15% due 4/12/2010 (c)	6,099,721
10,000,000	USD	Reed Elsevier Plc, 0.25% due 4/5/2010 (c)	9,999,722
19,000,000	USD	Sigma Aldrich Corp., 0.17% due 4/1/2010 (c)	19,000,000
11,400,000	USD	United Parcel Service Inc., 0.07% due 4/5/2010 (c)	11,399,911
			119,496,504
Treasury Bills — 1.2%
Canada — 0.3%
2,275,000	CAD	Canada Treasury Bill, due 8/19/2010	2,236,585
United States — 0.9%
8,200,000	USD	United States Treasury Bill, due 4/8/2010	8,199,920
			10,436,505

		TOTAL SHORT-TERM INVESTMENTS (Cost — $129,878,517)	129,933,009
		TOTAL INVESTMENTS — 95.8% (Cost — $797,333,262) (d)	879,674,543
		Other Assets in Excess of Liabilities — 4.2% (e)	38,673,652
		TOTAL NET ASSETS — 100.0%	$918,348,195

See Notes to Financial Statements.

Schedule of Investments (unaudited)	IVA Funds

IVA International Fund
March 31, 2010

Abbreviations used in this schedule:
ADR - American Depositary Receipt
CAD - Canadian dollar
CHF - Swiss franc
EUR - euro
GBP - British pound
HKD - Hong Kong dollar
NVDR - Non-Voting Depositary Receipt
SGD - Singapore dollar
USD - United States dollar

(a)	Non-income producing investment.
(b)
Security is an affiliate of the IVA International Fund as defined by the Investment Company Act of 1940. An affiliate is deemed as a company in which the Fund indirectly or directly has ownership of at least 5% of the company’s outstanding voting securities. See Schedule of Affiliates below for additional information.

(c)
Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933 (the “1933 Act”). Any resale of these securities must generally be effected through a sale that is registered under the 1933 Act or otherwise exempted from such registration requirements.

(d)	Aggregate cost for federal income tax purposes is substantially the same.
(e)	Other Assets in Excess of Liabilities include a receivable for shareholder subscriptions not yet received in cash.

Schedule of Affiliates

Security	Shares Held at September 30, 2009	Shares Purchased	Shares Sold	Shares Held at March 31, 2010	Value at March 31, 2010	Realized Gain/(Loss)	Dividend Income
Securidev SA	92,718	57,828	—	150,546	$4,005,700	—	—

Sector/Industry Breakdown (As a Percent of Total Investments):

Industrials	20.1%
Consumer Staples	13.2%
Consumer Discretionary	10.9%
Telecommunication Services	9.0%
Gold	6.2%
Technology	5.3%
Foreign Government Bonds	5.2%
Holding Company	3.6%
Health Care	3.3%
Materials	2.8%
Energy	2.5%
Financials	1.8%
Real Estate	0.6%
Mining	0.4%
Other	0.3%
Short-Term Investments	14.8%
Total Investments	100.0%

See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)	IVA Funds

March 31, 2010

	IVA Worldwide Fund	IVA International Fund
Assets:
Long-term investments, at cost	$2,784,570,575	$667,454,745
Short-term investments, at cost	833,563,831	129,878,517
Foreign currency, at cost	43,241,955	13,327,649
Foreign currency collateral for open futures contracts, at cost	2,040,760	478,836
Long-term investments, at value	$3,131,449,245	$749,741,534
Short-term investments, at value	833,562,491	129,933,009
Foreign currency, at value	42,778,602	13,363,527
Foreign currency collateral for open futures contracts, at value	1,994,652	471,708
Cash	74,414	113,386
Cash collateral for written put options	17,755	—
Receivable for Fund shares sold	41,183,986	6,330,165
Receivable for investments sold	28,110,328	11,447,166
Dividends and interest receivable	25,409,937	5,432,095
Unrealized appreciation on open forward foreign currency contracts	21,751,076	5,625,953
Variation margin on open futures contracts	1,772,783	418,832
Prepaid expenses and other assets	49,221	11,477
Total assets	4,128,154,490	922,888,852

Liabilities:
Payable for investments purchased	$7,175,403	$2,988,615
Payable for Fund shares repurchased	2,928,610	407,026
Written options (premiums received: $3,890,096 and $0)	1,592,695	—
Unrealized depreciation on open forward foreign currency contracts	325,926	77,480
Accrued investment advisory fees	2,957,193	713,858
Accrued distribution and service fees	849,864	67,279
Accrued expenses and other liabilities	874,272	286,399
Total liabilities	16,703,963	4,540,657
Net Assets	$4,111,450,527	$918,348,195
Net Assets Consist of:
Par value ($0.001 per share)	$268,162	$62,014
Additional paid-in-capital	3,657,948,526	822,204,244
Undistributed net investment income (loss)	6,869,448	(1,273,337)
Accumulated net realized gain on investments, written options, futures contracts and foreign currency transactions	75,015,358	9,189,213
Unrealized appreciation from investments, written options, futures contracts and foreign currency translation	371,349,033	88,166,061
Net Assets	$4,111,450,527	$918,348,195

Net Asset Value Per Share:
Class A
Net assets	$1,343,192,769	$177,515,153
Shares outstanding	87,569,746	11,991,819
Net asset value per share	$15.34	$14.80
Maximum offering price per share (with a maximum initial sales charge of 5.00%)	$16.15	$15.58

Class C
Net assets	$726,828,789	$38,888,650
Shares outstanding	47,526,218	2,636,179
Net asset value per share	$15.29	$14.75

Class I
Net assets	$2,041,428,969	$701,944,392
Shares outstanding	133,066,153	$47,386,404
Net asset value per share	$15.34	$14.81

See Notes to Financial Statements.

Statements of Operations (unaudited)	IVA Funds

Six Months Ended March 31, 2010

	IVA Worldwide Fund	IVA International Fund
Investment Income:
Interest	$27,524,995	$3,530,227
Dividends	14,343,024	4,279,878
Less: Foreign taxes withheld	(1,173,052)	(395,175)
Total income	40,694,967	7,414,930
Expenses:
Investment advisory fees	14,080,195	2,990,948
Distribution and service fees:
Class A	1,275,428	176,603
Class C	2,646,114	141,564
Custody fees	660,929	287,041
Reimbursement of expenses	—	257,515
Trustee fees	38,018	8,232
Other expenses	1,672,898	388,450
Total expenses	20,373,582	4,250,353
Less: Fees waived	—	(110,255)
Net expenses	20,373,582	4,140,098
Net investment income	20,321,385	3,274,832
Net Realized and Change in Unrealized Gain (Loss) on Investments,
Written Options, Futures Contracts and Foreign Currency:
Net realized gain (loss) on:
Investments	74,481,934	12,016,962
Written options	14,029,768	43,718
Futures contracts	(3,143,271)	(744,193)
Foreign currency transactions	7,291,717	150,883
Net realized gain	92,660,148	11,467,370
Net change in unrealized appreciation (depreciation) from:
Investments	54,763,653	13,242,637
Written options	(3,017,949)	(45,987)
Futures contracts	2,050,436	479,435
Foreign currency translation	22,105,737	5,803,429
Net change in unrealized appreciation	75,901,877	19,479,514
Net realized and change in unrealized gain on investments, written
options, futures contracts and foreign currency	168,562,025	30,946,884
Increase in net assets resulting from operations	$188,883,410	$34,221,716

See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited)	IVA Funds

	IVA Worldwide Fund		IVA International Fund
	Six Months Ended March 31, 2010	Year Ended September 30, 2009	Six Months Ended March 31, 2010	Year Ended September 30, 2009
Increase in Net Assets:
Net investment income	$20,321,385	$23,807,770	$3,274,832	$4,831,058
Net realized gain	92,660,148	36,297,971	11,467,370	7,085,646
Net change in unrealized appreciation	75,901,877	295,447,156	19,479,514	68,686,547
Increase in net assets resulting from operations	188,883,410	355,552,897	34,221,716	80,603,251
Distributions to Shareholders:
Net investment income:
Class A	(6,564,436)	(200,448)	(1,470,646)	(90,057)
Class C	(22,781)	(40,104)	(102,887)	(7,049)
Class I	(13,723,417)	(973,660)	(5,797,976)	(216,751)
Net realized gain on investments:
Class A	(22,505,579)	—	(2,489,243)	—
Class C	(11,898,003)	—	(481,678)	—
Class I	(35,315,997)	—	(8,097,105)	—
Decrease in net assets resulting from distributions	(90,030,213)	(1,214,212)	(18,439,535)	(313,857)
Capital Share Transactions:
Proceeds from shares sold	1,717,532,091	2,105,437,574	460,916,160	422,946,883
Reinvestment of distributions	65,991,740	1,173,649	13,844,530	268,407
Cost of shares repurchased	(133,953,245)	(97,923,164)	(55,717,411)	(19,981,949)
Increase in net assets from capital share transactions	1,649,570,586	2,008,688,059	419,043,279	403,233,341
Increase in net assets	1,748,423,783	2,363,026,744	434,825,460	483,522,735
Net Assets:
Beginning of period	2,363,026,744	—	483,522,735	—
End of period	$4,111,450,527	$2,363,026,744	$918,348,195	$483,522,735
Undistributed net investment income (loss)	$6,869,448	$6,858,697	$(1,273,337)	$2,823,340

See Notes to Financial Statements.

Financial Highlights (unaudited)	IVA Funds

IVA Worldwide Fund—Class A

For a share of each class of beneficial interest outstanding:

	Six Months Ended March 31, 2010		Year Ended September 30, 2009
Net asset value, beginning of period	$15.00		$12.00
Increase from investment operations:
Net investment income(a)	0.10		0.34
Net realized and unrealized gain(a)	0.69		2.70
Increase from investment operations	0.79		3.04
Decrease from distributions:
Net investment income	(0.10)		(0.04)
Net realized gain on investments	(0.35)		—
Decrease from distributions	(0.45)		(0.04)
Net asset value, end of period	$15.34		$15.00
Total return(b)	5.42%		25.39%
Ratios to average net assets:
Net operating expenses	1.30	%(c)	1.36%
Net investment income	1.30	%(c)	2.51%
Supplemental data:
Portfolio turnover rate	17.2%		54.8%
Net assets, end of period (000’s)	$1,343,193		$755,238

(a)	Calculated using average daily shares outstanding.
(b)	Total returns for periods of less than one year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

Financial Highlights (unaudited)	IVA Funds

IVA Worldwide Fund—Class C

For a share of each class of beneficial interest outstanding:

	Six Months Ended March 31, 2010		Year Ended September 30, 2009
Net asset value, beginning of period	$14.92		$12.00
Increase from investment operations:
Net investment income(a)	0.04		0.23
Net realized and unrealized gain(a)	0.68		2.71
Increase from investment operations	0.72		2.94
Decrease from distributions:
Net investment income	(0.00	)(b)	(0.02)
Net realized gain on investments	(0.35)		—
Decrease from distributions	(0.35)		(0.02)
Net asset value, end of period	$15.29		$14.92
Total return(c)	4.93%		24.51%
Ratios to average net assets:
Net operating expenses	2.05	%(d)	2.12%
Net investment income	0.57	%(d)	1.75%
Supplemental data:
Portfolio turnover rate	17.2%		54.8%
Net assets, end of period (000’s)	$726,829		$340,393

(a)	Calculated using average daily shares outstanding.
(b)	Amount represents less than $0.005 per share.
(c)	Total returns for periods of less than one year are not annualized.
(d)	Annualized.

See Notes to Financial Statements.

Financial Highlights (unaudited)	IVA Funds

IVA Worldwide Fund—Class I

For a share of each class of beneficial interest outstanding:

	Six Months Ended March 31, 2010		Year Ended September 30, 2009
Net asset value, beginning of period	$15.02		$12.00
Increase from investment operations:
Net investment income(a)	0.11		0.37
Net realized and unrealized gain(a)	0.70		2.69
Increase from investment operations	0.81		3.06
Decrease from distributions:
Net investment income	(0.14)		(0.04)
Net realized gain on investments	(0.35)		—
Decrease from distributions	(0.49)		(0.04)
Net asset value, end of period	$15.34		$15.02
Total return(b)	5.52%		25.62%
Ratios to average net assets:
Net operating expenses	1.05	%(c)	1.14%
Net investment income	1.54	%(c)	2.78%
Supplemental data:
Portfolio turnover rate	17.2%		54.8%
Net assets, end of period (000’s)	$2,041,429		$1,267,395

(a)	Calculated using average daily shares outstanding.
(b)	Total returns for periods of less than one year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

Financial Highlights (unaudited)	IVA Funds

IVA International Fund—Class A

For a share of each class of beneficial interest outstanding:

	Six Months Ended March 31, 2010		Year Ended September 30, 2009
Net asset value, beginning of period	$14.59		$12.00
Increase from investment operations:
Net investment income(a)	0.06		0.27
Net realized and unrealized gain(a)	0.57		2.36
Increase from investment operations	0.63		2.63
Decrease from distributions:
Net investment income	(0.16)		(0.04)
Net realized gain on investments	(0.26)		—
Decrease from distributions	(0.42)		(0.04)
Net asset value, end of period	$14.80		$14.59
Total return(b)	4.38%		21.96%
Ratios to average net assets:
Net operating expenses(c)	1.40	%(d)	1.40%
Net investment income(e)	0.77	%(d)	2.14%
Supplemental data:
Portfolio turnover rate	11.7%		46.6%
Net assets, end of period (000’s)	$177,515		$104,420

(a)	Calculated using average daily shares outstanding.
(b)	The total returns include the effect of certain contractual fee waivers and/or expense reimbursements. Total returns for periods of less than one year are not annualized.
(c)	Reflects certain contractual fee waivers and/or expense reimbursements (exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses) to limit the amount of total operating expenses to 1.40%. The ratio of operating expenses to average net assets without the effect of fee waivers and/or expense reimbursements is 1.43% for the six months ended March 31, 2010 and 1.55% for the year ended September 30, 2009.
(d)	Annualized.
(e)	The ratio of net investment income to average net assets without the effect of certain contractual fee waivers and/or expense reimbursements is 0.74% for the six months ended March 31, 2010 and 1.99% for the year ended September 30, 2009.

See Notes to Financial Statements.

Financial Highlights (unaudited)	IVA Funds

IVA International Fund—Class C

For a share of each class of beneficial interest outstanding:

	Six Months Ended March 31, 2010		Year Ended September 30, 2009
Net asset value, beginning of period	$14.51		$12.00
Increase from investment operations:
Net investment income(a)	0.01		0.17
Net realized and unrealized gain(a)	0.55		2.36
Increase from investment operations	0.56		2.53
Decrease from distributions:
Net investment income	(0.06)		(0.02)
Net realized gain on investments	(0.26)		—
Decrease from distributions	(0.32)		(0.02)
Net asset value, end of period	$14.75		$14.51
Total return(b)	3.91%		21.10%
Ratios to average net assets:
Net operating expenses(c)	2.15	%(d)	2.15%
Net investment income(e)	0.08	%(d)	1.38%
Supplemental data:
Portfolio turnover rate	11.7%		46.6%
Net assets, end of period (000’s)	$38,889		$19,028

(a)	Calculated using average daily shares outstanding.
(b)	The total returns include the effect of certain contractual fee waivers and/or expense reimbursements. Total returns for periods of less than one year are not annualized.
(c)	Reflects certain contractual fee waivers and/or expense reimbursements (exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses) to limit the amount of total operating expenses to 2.15%. The ratio of operating expenses to average net assets without the effect of fee waivers and/or expense reimbursements is 2.18% for the six months ended March 31, 2010 and 2.49% for the year ended September 30, 2009.
(d)	Annualized.
(e)	The ratio of net investment income to average net assets without the effect of certain contractual fee waivers and/or expense reimbursements is 0.05% for the six months ended March 31, 2010 and 1.04% for the year ended September 30, 2009.

See Notes to Financial Statements.

Financial Highlights (unaudited)	IVA Funds

IVA International Fund—Class I

For a share of each class of beneficial interest outstanding:

	Six Months Ended March 31, 2010		Year Ended September 30, 2009
Net asset value, beginning of period	$14.62		$12.00
Increase from investment operations:
Net investment income(a)	0.08		0.31
Net realized and unrealized gain(a)	0.56		2.35
Increase from investment operations	0.64		2.66
Decrease from distributions:
Net investment income	(0.19)		(0.04)
Net realized gain on investments	(0.26)		—
Decrease from distributions	(0.45)		(0.04)
Net asset value, end of period	$14.81		$14.62
Total return(b)	4.47%		22.28%
Ratios to average net assets:
Net operating expenses(c)	1.15	%(d)	1.15%
Net investment income(e)	1.10	%(d)	2.41%
Supplemental data:
Portfolio turnover rate	11.7%		46.6%
Net assets, end of period (000’s)	$701,944		$360,075

(a)	Calculated using average daily shares outstanding.
(b)	The total returns include the effect of certain contractual fee waivers and/or expense reimbursements. Total returns for periods of less than one year are not annualized.
(c)	Reflects certain contractual fee waivers and/or expense reimbursements (exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses) to limit the amount of total operating expenses to 1.15%. The ratio of operating expenses to average net assets without the effect of fee waivers and/or expense reimbursements is 1.18% for the six months ended March 31, 2010 and 1.28% for the year ended September 30, 2009.
(d)	Annualized.
(e)	The ratio of net investment income to average net assets without the effect of certain contractual fee waivers and/or expense reimbursements is 1.07% for the six months ended March 31, 2010 and 2.28% for the year ended September 30, 2009.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)	IVA Funds

Note 1 – Organization and Significant Accounting Policies

IVA Fiduciary Trust (the “Trust”) consists of the IVA Worldwide Fund (the “Worldwide Fund”) and IVA International Fund (the “International Fund”) (each, a “Fund” and, together, the “Funds”). The Worldwide Fund and the International Fund are each an investment portfolio of the Trust, an open-end series management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and organized as a Massachusetts Business Trust. The Funds commenced investment operations on October 1, 2008. The Worldwide Fund seeks long-term growth of capital by investing in a range of securities and asset classes from markets around the world, including U.S. markets. The International Fund seeks long-term growth of capital by investing in a range of securities and asset classes from markets around the world.

The following are significant accounting policies followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Use of Estimates. Preparation of these financial statements in conformity with U.S. GAAP requires the Funds’ management to make estimates and assumptions that may affect the amounts reported in the financial statements and related notes. Actual results could differ from these estimates.

Valuation of the Funds. The net asset value per share (“NAV”) of a Fund’s shares of a particular class is calculated each day that the New York Stock Exchange (“NYSE”) is open.

Equity securities are generally valued at the official closing price or the last sale price on the exchange or over-the-counter market that is the primary market for such securities. If no sales or closing prices are reported during the day, equity securities are generally valued at the mean of the last available bid and asked quotations on the exchange or market on which the security is primarily traded, or using other market information obtained from a quotation reporting system, established market makers, or pricing services. If there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long and short positions, respectively.

Exchange-traded options are generally valued at the mean of the bid and asked quotations on the exchange at closing. Exchange-traded options may also be valued at the NBBO (National Best Bid and Offer from participant exchanges) reported by the Options Price Reporting Authority. Over-the-counter options not traded on an exchange are valued at the mean of the bid and asked quotations. If there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short options, respectively.

Precious metals are valued at the spot price at the time trading on the NYSE closes (normally 4:00 p.m. E.S.T.).

Debt securities (except for short-term investments as described below) for which market quotations are readily available are valued at the mean between the last bid and asked prices received from dealers in the over-the-counter market in the U.S. or abroad, except that when no asked price is available, debt securities are valued at the last bid price alone. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates market value.

Forward foreign currency contracts are valued at the current cost of offsetting such contracts.

Futures contracts are valued daily at the official settlement price determined by the exchange on which they are traded.

The Board of Trustees (the “Board”) has established a Pricing and Fair Valuation Committee (the “Committee”) comprised of officers of International Value Advisers, LLC (the “Adviser”) to which it has delegated the responsibility for overseeing the implementation of the Funds’ Valuation Procedures and fair value determinations made on behalf of the Board. The Committee may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Committee may determine that there has been a significant decrease in the volume and level of activity for an asset or liability whereby transactions or quoted prices may not be determinative of fair value. The Committee may determine the fair value of investments based on information provided by pricing services and other third parties including broker-dealers and other market intermediaries, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. For securities that do not trade during NYSE hours, fair valuation determinations are based on analyses of market movements after the close of those securities’ primary markets, and include reviews

Notes to Financial Statements (unaudited)	IVA Funds

of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. Fair value pricing may require subjective determinations about the value of a security or other asset. Fair values used to determine the Funds’ NAVs may differ from quoted or published prices, or from prices that are used by others, for the same investments. The use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Funds.

Fair Value Measurement. The Funds adhere to Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 820-10-65-4 (“ASC 820-10-65-4”), Fair Value Measurements and Disclosures. ASC 820-10-65-4 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

•	Level 1	–	quoted prices in active markets for identical investments
•	Level 2	–	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	–	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The following is a summary of the inputs used in valuing the Worldwide Fund’s assets and liabilities at fair value:

ASSETS	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common stocks (a):
Foreign	$1,612,283,787	—	—	$1,612,283,787
United States	469,591,964	—	—	469,591,964
Corporate bonds & notes (a)	—	$615,061,631	—	615,061,631
Convertible bonds (a)	—	29,174,412	—	29,174,412
Commercial mortgage backed securities	—	31,169,754	—	31,169,754
Foreign government bonds (a)	—	130,747,218	—	130,747,218
Commodities	243,420,479	—	—	243,420,479
Short-term investments (a)	—	833,562,491	—	833,562,491
Unrealized appreciation on open
forward foreign currency contracts	—	21,751,076	—	21,751,076
Unrealized appreciation on open
futures contracts	1,772,783	—	—	1,772,783
Total assets	$2,327,069,013	$1,661,466,582	—	$3,988,535,595
LIABILITIES
Written options	$(1,592,695)	—	—	(1,592,695)
Unrealized depreciation on open forward foreign currency contracts	—	$(325,926)	—	(325,926)
Total liabilities	$(1,592,695)	$(325,926)	—	$(1,918,621)

(a) See Schedule of Investments for additional detailed categorization.

Notes to Financial Statements (unaudited)	IVA Funds

The following is a summary of the inputs used in valuing the International Fund’s assets and liabilities at fair value:

ASSETS	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common stocks (a):
Foreign	$575,112,747	—	—	$575,112,747
Corporate bonds & notes (a)	—	$68,042,322	—	68,042,322
Convertible bond (a)	—	6,721,927	—	6,721,927
Foreign government bonds (a)	—	45,584,730	—	45,584,730
Commodities	54,279,808	—	—	54,279,808
Short-term investments (a)	—	129,933,009	—	129,933,009
Unrealized appreciation on open
forward foreign currency contracts	—	5,625,953	—	5,625,953
Unrealized appreciation on open
futures contracts	418,832	—	—	418,832
Total assets	$629,811,387	$255,907,941	$—	$885,719,328
LIABILITIES
Unrealized depreciation on open
forward foreign currency contracts	—	$(77,480)	—	$(77,480)
Total liabilities	—	$(77,480)	—	$(77,480)

(a) See Schedule of Investments for additional detailed categorization.

For the six months ended March 31, 2010, the Funds had no significant assets or liabilities transferred between levels of the fair value hierarchy.

Portfolio Transactions and Investment Income. Portfolio transactions are recorded on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the exdividend date. Realized gains and losses on investment transactions are determined by the specific identification method.

Class Allocation. Investment income, realized and unrealized gains and losses, and Fund expenses and expense reductions, if any, are allocated daily to the various classes of each Fund pro rata on the basis of relative net assets. Each class bears certain expenses unique to that class. Differences in class-level expenses may result in payment of different per share dividends by each share class.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Accordingly, the nature of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.

Federal and Other Taxes. It is each Fund's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, each Fund intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds' financial statements.

The Funds adhere to the provisions of the FASB Accounting Standards Codification 740-10 (“ASC 740-10”), Accounting for Uncertainty in Income Taxes. This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the applicable taxing authority and requires measurement of a tax position meeting the “more-likely-than-not” criterion, based on the largest benefit that is more than fifty percent realized. Management has analyzed each Fund’s tax positions taken on federal and state tax returns for all open tax years (current and 2009) and determined that tax positions met a “more-likely-than-not” threshold and that no provision for income tax would be required in the Funds' financial statements. For the six months ended March 31, 2010, the Funds did not incur any tax related interest or penalties.

Notes to Financial Statements (unaudited)	IVA Funds

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Foreign Currency Translation. Portfolio securities and other assets initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The value of any investment that is listed or traded on more than one exchange is based on the exchange or market determined by the Adviser to be the primary trading venue for that investment. A quotation from the exchange or market deemed by the Adviser to be the secondary trading venue for a particular investment may be relied upon in instances where a quotation is not available on the primary exchange or market.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Forward Foreign Currency Exchange Contracts. Each Fund may engage in buying and selling forward foreign currency contracts to seek to manage the exposure of investments denominated in non-U.S. currencies against fluctuations in relative value or to generate income or gains. A forward foreign currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, at a price set at the time of the contract.

Options Transactions. Each Fund may write covered calls and covered puts on equity or debt securities and on stock indices. Each Fund may write call options to seek to enhance investment return or to hedge against declines in the prices of portfolio securities or may write put options to hedge against increases in the prices of securities which it intends to purchase. A call option is covered if a Fund holds, on a share-for-share basis, either the underlying shares or a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written (or greater than the exercise price of the call written if the difference is maintained by a Fund in cash, treasury bills or other high grade short-term obligations in a segregated account with its custodian). A put option is covered if a Fund maintains cash, treasury bills or other high grade short-term obligations with a value equal to the exercise price in a segregated account with its custodian, or holds on a share-for-share basis a put on the same equity or debt security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written, or lower than the exercise price of the put written if the difference is maintained in a segregated account with its custodian.

Premiums received for writing options that expire unexercised are recognized on the expiration date as realized gains. If an option is exercised, the premium received is subtracted from the cost of the purchase or added to the proceeds of the sale to determine whether the Fund has realized a gain or loss on the put or call. When a Fund enters into a closing transaction, the Fund will realize a gain or loss depending upon whether the amount from the closing transaction is greater or less than the premium received.

Futures Contracts. Each Fund may use interest rate futures contracts. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its futures commission merchant a specified amount of liquid assets (“initial margin”). The initial margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Fund expects to earn taxable interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day, a Fund may pay or receive cash, as necessary, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. In computing the daily NAVs, each Fund will mark to market its open futures positions.

Notes to Financial Statements (unaudited)	IVA Funds

Foreign Securities Risk. Each Fund invests in foreign securities. Foreign securities can involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. Since foreign exchanges may be open on days when a Fund does not price its shares, the value of the securities in such Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Indemnification. Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. The Funds have a variety of indemnification obligations under contracts with their service providers. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Subsequent Events. The Funds adhere to FASB Accounting Standards Codification 855 (“ASC 855”), Subsequent Events. ASC 855 establishes standards of accounting for and the disclosure of events that occur after any fiscal year end or interim period end, but before subsequent financial statements are issued. It was determined no material events require disclosure through the issuance date of the financial statements.

Note 2 – Investment Advisory Agreement and Distribution Agreement

International Value Advisers, LLC is the investment adviser of the Funds (the “Adviser”). The Adviser’s primary business is to provide a variety of investment management services to investment vehicles, including the Funds. The Adviser is responsible for all business activities and oversight of the investment decisions made for the Funds.

In return for providing investment advisory services to the Funds, each Fund pays the Adviser an investment advisory fee, calculated daily and paid monthly, at an annual rate of 0.90% of each Fund's average daily net assets.

The Adviser has contractually agreed to waive fees and/or reimburse expenses (exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses) to limit the amount of each Fund's total annual operating expenses to 1.40%, 2.15% and 1.15% of each Fund’s average daily net assets for Class A, Class C and Class I shares, respectively. This agreement is currently in effect through January 31, 2011, when it will be re-evaluated. During the six months ended March 31, 2010, the International Fund was reimbursed for expenses in the amount of $110,255.

The Adviser will be permitted to recapture, on a class by class basis, expenses it has borne through the undertakings described above to the extent that the Funds’ expenses in later periods fall below the annual rates set forth in the relevant undertaking. The Board must approve any recoupment payment made to the Adviser. The Fund will not be obligated to pay any such deferred fees and expenses more than one year after the end of the fiscal year in which the fee and expense was deferred. Reimbursement of expenses for the six months ended March 31, 2010 are disclosed in the Statements of Operations.

IVA Funds Distributors, LLC, a direct subsidiary of Foreside Distributors, LLC, serves as the Funds' sole and exclusive distributor.

The Funds have adopted Distribution and Services Plans (“12b-1 Plans”), pursuant to Rule 12b-1 under the 1940 Act. Under those 12b-1 Plans, the Funds pay a distribution fee with respect to Class A and C shares calculated at the annual rate of 0.25% and 0.75% of the average daily net assets of each respective class. The Funds also pay a service fee with respect to Class C shares calculated at the annual rate of 0.25% of the average daily net assets. Class I shares do not participate in 12b-1 Plans. Fees paid under the 12b-1 Plans for the six months ended March 31, 2010 are disclosed in the Statements of Operations.

There is a maximum initial sales charge of 5.00% for Class A shares. Class A shares may be subject to a contingent deferred sales charge (“CDSC”) of 0.75% if $1,000,000 or more of Class A shares were initially purchased, a “finder’s fee” was paid to the dealer of record, and the Class A shares were subsequently redeemed within 18 months.

There is a CDSC of 1.00% on Class C shares, which applies if a redemption occurs within one year from purchase.

Notes to Financial Statements (unaudited)	IVA Funds

Note 3 – Investments

During the six months ended March 31, 2010, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Worldwide Fund	International Fund
Purchases	$1,721,738,616	$416,139,212
Sales	$405,915,361	$63,761,869

The following information is presented on a federal income tax basis as of March 31, 2010. The cost basis of investments for federal income tax purposes is substantially identical to the cost basis under U.S. GAAP.

	Worldwide Fund	International Fund
Cost basis of investments	$3,618,134,406	$797,333,262
Gross unrealized appreciation	$362,184,433	$85,296,597
Gross unrealized depreciation	(15,307,103)	(2,955,316)
Net unrealized appreciation	$346,877,330	$82,341,281

The Worldwide Fund had the following forward foreign currency contracts open at March 31, 2010:

Foreign Currency	Settlement Date		Local Currency Amount	USD Equivalent	USD Value at March 31, 2010	Unrealized Appreciation (Depreciation)
Contracts to Sell:
British pound	6/10/2010	GBP	2,710,000	$4,093,482	$4,110,826	$(17,344)
Euro	6/10/2010	EUR	218,778,000	300,065,675	295,505,736	4,559,939
Japanese yen	6/10/2010	JPY	28,754,250,000	324,862,370	307,671,233	17,191,137
Swiss franc	6/10/2010	CHF	30,723,000	28,845,239	29,153,821	(308,582)
Net Unrealized Appreciation on Open Forward Foreign Currency Contracts						$21,425,150

The International Fund had the following forward foreign currency contracts open at March 31, 2010:

Foreign Currency	Settlement Date		Local Currency Amount	USD Equivalent	USD Value at March 31, 2010	Unrealized Appreciation (Depreciation)
Contracts to Sell:
British pound	6/10/2010	GBP	997,000	$1,505,978	$1,512,359	$(6,381)
Euro	6/10/2010	EUR	48,929,000	67,084,046	66,088,913	995,133
Japanese yen	6/10/2010	JPY	7,918,175,000	89,355,501	84,724,681	4,630,820
Swiss franc	6/10/2010	CHF	7,079,000	6,646,340	6,717,439	(71,099)
Net Unrealized Appreciation on Open Forward Foreign Currency Contracts						$5,548,473

Notes to Financial Statements (unaudited)	IVA Funds

The Worldwide Fund had the following futures contracts open at March 31, 2010:

	Number of Contracts	Expiration Date	USD Market Value of Instruments Underlying the Contracts	Unrealized Appreciation
Contracts to Sell:
Japanese Government
10-Year Bonds	148	6/10/2010	$218,810,140	$1,772,783

The International Fund had the following futures contracts open at March 31, 2010:

	Number of Contracts	Expiration Date	USD Market Value of Instruments Underlying the Contracts	Unrealized Appreciation
Contracts to Sell:
Japanese Government
10-Year Bonds	35	6/10/2010	$51,745,641	$418,832

During the six months ended March 31, 2010, written options transactions for each Fund were as follows:

Worldwide Fund

	Number of Contracts	Premiums
Written Options, outstanding September 30, 2009	(127,934)	$(13,306,147)
Options written	(165,202)	(14,810,598)
Options exercised	91,247	10,196,881
Options expired	163,774	14,029,768
Written Options, outstanding March 31, 2010	(38,115)	$(3,890,096)

International Fund

	Number of Contracts	Premiums
Written Options, outstanding September 30, 2009	(1,707)	$(201,437)
Options written	(930)	(136,710)
Options exercised	2,122	294,428
Options expired	515	$43,719
Written Options, outstanding March 31, 2010	—	—

Note 4 – Derivative Instruments and Hedging Activities

The Funds enter into transactions involving derivative financial instruments in connection with their investing activities. During the six months ended March 31, 2010, these instruments included futures, written call and put options and forward foreign currency contracts. These instruments are subject to various risks similar to non-derivative instruments including market, credit and liquidity risk.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivative instruments expose a Fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, a Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, a Fund will succeed in enforcing them.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract, movements in foreign investment security values and changes in interest rates.

Notes to Financial Statements (unaudited)	IVA Funds

Options transactions involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. Price fluctuation on underlying equity or debt securities and on market indices may cause the written put or call options to be assigned on unfavorable terms to the Funds. Written put options involve elements of liquidity risk if a Fund is unable to enter into a closing transaction due to there being a lack of market makers for a particular equity or debt security. Counterparty risk associated with pledged collateral to the executing counterparty is limited to the extent that the pledged collateral is held at the Funds' custodian. Pledged cash collateral is subject to counterparty risk at the Funds' custodian.

Futures transactions involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. A sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the futures contracts and in the securities positions covering those contracts. In addition, there are significant differences between securities markets and futures markets that could result in an imperfect correlation between the markets. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments held by a Fund and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities and creditworthiness of issuers.

The Funds adhere to FASB Accounting Standards Codification 815-10-50 (“ASC 815-10-50”), Derivative Instruments and Hedging Activities. ASC 815-10-50 requires enhanced disclosure about an entity’s derivative and hedging activities, including how such activities are accounted for and their effect on a Fund’s financial positions, performance and cash flow.

The following summary for each Fund is grouped by risk-type that provides information about the fair value and the location of derivatives within the Statements of Assets and Liabilities at March 31, 2010.

Worldwide Fund

	Asset Derivatives		Liability Derivatives
Risk-Type Category	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Interest rate contracts	Variation margin on open futures contracts	$1,772,783	Variation margin on open futures contracts	—
Foreign exchange contracts	Unrealized appreciation on open forward foreign currency contracts	21,751,076	Unrealized depreciation on open forward foreign currency contracts	$325,926
Equity contracts	Written option contracts	—	Written option contracts	1,592,695
Total		$23,523,859		$1,918,621

International Fund

	Asset Derivatives		Liability Derivatives
Risk-Type Category	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Interest rate contracts	Variation margin on open futures contracts	$418,832	Variation margin on open futures contracts	—
Foreign exchange contracts	Unrealized appreciation on open forward foreign currency contracts	5,625,953	Unrealized depreciation on open forward foreign currency contracts	$77,480
Total		$6,044,785		$77,480

Notes to Financial Statements (unaudited)	IVA Funds

The following is a summary for each Fund grouped by risk-type that provides information about the effect of derivatives and hedging activities on the Funds’ Statements of Operations for the six months ended March 31, 2010.

Worldwide Fund

Risk-Type Category	Derivative Instrument	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Interest rate contracts	Futures contracts	$(3,143,271)	$2,050,436
Foreign exchange contracts	Forward foreign currency contracts	8,112,328	23,452,347
Equity contracts	Written option contracts	14,029,768	(3,017,949)
Total		$18,998,825	$22,484,834

International Fund

Risk-Type Category	Derivative Instrument	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Interest rate contracts	Futures contracts	$(744,193)	$479,435
Foreign exchange contracts	Forward foreign currency contracts	379,076	6,051,841
Equity contracts	Written option contracts	43,718	(45,987)
Total		$(321,399)	$6,485,289

During the period ended March 31, 2010, the Worldwide Fund had average notional values of $204,717,615, $159,127,557, $15,116,990 and $512,033,915 in open futures contracts to sell, written options, open forward foreign currency contracts to buy and open forward foreign currency contracts to sell, respectively.

During the period ended March 31, 2010, the International Fund had average notional values of $48,697,953, $2,087,929, $6,072,163 and $117,648,554 in open futures contracts to sell, written options, open forward foreign currency contracts to buy and open forward foreign currency contracts to sell, respectively.

Note 5 – Shares of Beneficial Interest

At March 31, 2010, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Funds have the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses specifically related to the distribution of its shares.

Transactions in shares of each class of each Fund were as follows:

Worldwide Fund

	Six Months Ended March 31, 2010		Year Ended September 30, 2009
	Shares	Amount	Shares	Amount
Class A
Shares sold	38,866,420	$ 580,076,247	52,567,136	$ 672,676,153
Shares reinvested	1,507,535	22,236,143	15,623	185,761
Shares repurchased	(3,142,859)	(46,806,640)	(2,244,109)	(28,548,281)
Net increase	37,231,096	$ 555,505,750	50,338,650	$ 644,313,633

Notes to Financial Statements (unaudited)	IVA Funds

Worldwide Fund (continued)

	Six Months Ended March 31, 2010		Year Ended September 30, 2009
	Shares	Amount	Shares	Amount
Class C
Shares sold	25,186,751	$374,506,820	23,137,193	$299,570,502
Shares reinvested	455,738	6,717,583	3,320	39,476
Shares repurchased	(937,921)	(13,949,530)	(318,863)	(4,336,753)
Net increase	24,704,568	$367,274,873	22,821,650	$295,273,225
Class I
Shares sold	51,089,589	$762,949,024	89,425,428	$1,133,190,919
Shares reinvested	2,512,756	37,038,014	79,766	948,412
Shares repurchased	(4,902,130)	(73,197,075)	(5,139,256)	(65,038,130)
Net increase	48,700,215	$726,789,963	84,365,938	$1,069,101,201

International Fund
	Six Months Ended March 31, 2010		Year Ended September 30, 2009
	Shares	Amount	Shares	Amount
Class A
Shares sold	6,560,640	$95,557,975	7,639,240	$93,054,104
Shares reinvested	249,054	3,581,392	6,177	73,135
Shares repurchased	(1,972,991)	(28,644,391)	(490,301)	(5,910,672)
Net increase	4,836,703	$70,494,976	7,155,116	$87,216,567
Class C
Shares sold	1,406,971	$20,349,768	1,375,144	$16,968,602
Shares reinvested	30,009	430,928	570	6,753
Shares repurchased	(112,592)	(1,629,478)	(63,923)	(803,732)
Net increase	1,324,388	$19,151,218	1,311,791	$16,171,623
Class I
Shares sold	23,829,637	$345,008,417	25,719,894	$312,924,177
Shares reinvested	683,742	9,832,210	15,922	188,519
Shares repurchased	(1,751,393)	(25,443,542)	(1,111,398)	(13,267,545)
Net increase	22,761,986	$329,397,085	24,624,418	$299,845,151

Redemption Fees. The Funds impose a redemption fee of 2% of the total redemption amount on the Funds’ shares redeemed within 30 days of buying them or acquiring them by exchange. The purpose of the redemption fees is to deter excessive, short-term trading and other abusive trading practices, and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs.

Trustees and Officers	IVA Funds

The business and affairs of each Fund are managed under the direction of its Board. The Board approves all significant agreements between a Fund and the persons or companies that furnish services to a Fund, including agreements with its distributor, investment adviser, administrator, custodian and transfer agent. The day-to-day operations of the Funds are delegated to the Funds’ investment advisor and administrator. The name, address, age and principal occupations for the past five years of the Trustees and officers of the Trust are listed below, along with the number of portfolios in the Fund complex overseen by and the other directorships held by each Trustee.

Independent Trustees(a)

Name, Age and Address	Position(s) Held with the Trust	Term of Office(b) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships / Trusteeships Held by Trustee
Adele R. Wailand born February 1949 645 Madison Avenue New York, New York 10022	Trustee and Chair of the Board of Trustees	since August 2008	Vice President, General Counsel & Corporate Secretary, Case, Pomeroy & Company, Inc.	2	Director of various wholly owned subsidiaries of Case, Pomeroy & Company, Inc. Director, Shaker Museum & Library (not-for-profit)

Manu Bammi born August 1962 645 Madison Avenue New York, New York 10022	Trustee	since August 2008	Founder & CEO, Smart Analyst, Inc.	2	None.

Ronald S. Gutstein born August 1971 645 Madison Avenue New York, New York 10022	Trustee	since September 2008	Institutional Trader and Market Maker, Access Securities	2	None.

(a)	Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.
(b)	Each Trustee serves until resignation or removal from the Board of Trustees.

Trustees and Officers	IVA Funds

Interested Trustee

Name, Age and Address	Position(s) Held with the Trust	Term of Office(b) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships / Trusteeships Held by Trustee
Michael W. Malafronte(b) born June 1974 645 Madison Avenue New York, New York 10022	President and Trustee	since August 2008	CEO and Research Analyst, International Value Advisers, LLC (2007-present); Senior Research Analyst, Arnhold and S. Bleichroeder Advisers, LLC (2005-2007); Portfolio Manager, Oppenheimer & Close (prior to 2005)	2	Director, Bresler & Reiner Inc.

(a)	Each Trustee serves until resignation or removal from the Board of Trustees.
(b)	Mr. Malafronte is considered an interested trustee due to his position as Chief Executive Officer of the Adviser.

Officers

Name, Age and Address	Position(s) Held with the Trust	Term of Office and Length of Time Served(a)	Principal Occupation(s) During Past 5 Years
Shanda Scibilia born August 1971 645 Madison Avenue New York, New York 10022	Chief Compliance Officer and Secretary	since August 2008	Chief Operating Officer, International Value Advisers, LLC (February 2008-present); acting Chief Operating Officer and head of compliance, Oppenheimer & Close (prior to February 2008)

Stefanie J. Hempstead born July 1973 645 Madison Avenue New York, New York 10022	Treasurer	since August 2008
Chief Financial Officer, International Value Advisers,
LLC (March 2008-present); Senior Vice President,
Arnhold and S. Bleichroeder Advisers, LLC (prior to
March 2008); Vice President, ASB Securities LLC (prior
to March 2008); Vice President and Treasurer, First
Eagle Funds and First Eagle Variable Funds (prior to
March 2008)

(a)	The term of office of each officer is indefinite. Length of time served represents time served as an officer of the Trust, although various positions may have been held during the period.

Additional Information (unaudited)	IVA Funds

Proxy Voting. Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling 866-941-4482, and (2) on the Securities and Exchange Commission (“SEC”) website at www.sec.gov by accessing the Funds’ Form N-PX and Statement of Additional Information in the Funds' registration statement on Form N-1A.

Schedules of Portfolio Holdings. The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov. The Funds' Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. To obtain the Funds' Form N-Q, shareholders can call 866-941-4482.

Fund Expenses (unaudited)	IVA Funds

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including initial sales charges and/or redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other operating fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2009 and held for the six months ended March 31, 2010.

ACTUAL EXPENSES

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading titled “Expenses Paid During the Period.”

BASED ON ACTUAL TOTAL RETURN FOR THE SIX MONTHS ENDED MARCH 31, 2010(a)

	Actual Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(b)
Worldwide Fund
Class A	5.42%	$1,000.00	$1,054.20	1.30%	$6.66
Class C	4.93%	1,000.00	1,049.30	2.05%	10.47
Class I	5.52%	1,000.00	1,055.20	1.05%	5.38
International Fund
Class A	4.38%	1,000.00	1,043.80	1.40%	7.13
Class C	3.91%	1,000.00	1,039.10	2.15%	10.93
Class I	4.47%	1,000.00	1,044.70	1.15%	5.86

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account values and expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical example relating to the Funds with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table below are meant to highlight your ongoing costs and do not reflect any transactional costs, such as initial sales charges (loads) or redemption fees, if any. Therefore, the table is useful in comparing ongoing costs only and will not help you determine your relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN FOR THE SIX MONTHS ENDED MARCH 31, 2010

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(b)
Worldwide Fund
Class A	5.00%	$1,000.00	$1,018.45	1.30%	$6.54
Class C	5.00%	1,000.00	1,014.71	2.05%	10.30
Class I	5.00%	1,000.00	1,019.70	1.05%	5.29
International Fund
Class A	5.00%	1,000.00	1,017.95	1.40%	7.04
Class C	5.00%	1,000.00	1,014.21	2.15%	10.80
Class I	5.00%	1,000.00	1,019.20	1.15%	5.79

(a)	Assumes reinvestment of all dividends and capital gain distributions, if any.
(b)
Expenses are equal to the Funds’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days in the most recent fiscal half-year, then divided by 365.

IVA Funds

www.ivafunds.com

Investment Adviser
International Value Advisers, LLC
645 Madison Avenue
New York, NY 10022

Distributor
IVA Funds Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

Custodian
State Street Bank and Trust Company
200 Newport Avenue
North Quincy, MA 02171

Transfer Agent
Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, MA 02171
(866) 941-4482

Counsel
K&L Gates LLP
State Street Financial Center
One Lincoln Street
Boston, MA 02111-2950

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

This Report is submitted for the general information of the Funds’ shareholders. The Report is not authorized for distribution to prospective investors in the Funds unless it is accompanied or preceded by the Funds’ current Prospectus.

The commentary within this Report reflects our current views and opinions as of the dates written. Any such views are subject to change at any time based upon market or other conditions and the Funds disclaim any responsibility to update such views.

Item 2.  Code of Ethics.

Not applicable.

Item 3.  Audit Committee Financial Expert.

Not applicable.

Item 4.  Principal Accountant Fees and Services.

Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.  Schedule of Investments.

(a)  The schedules of investments are included in the report to shareholders filed under Item 1 of this Form N-CSR.

(b)  Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant does not have procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. The Nominating and Governance Committee may, in its sole discretion, consider nominees recommended by each Fund’s shareholders.

Item 11.  Controls and Procedures.

(a)  Within 90 days of the filing date of this Form N-CSR, Michael W. Malafronte, the registrant’s President and Chief Executive Officer, and Stefanie J. Hempstead, the registrant’s Treasurer and Chief Financial Officer, reviewed the registrant’s Disclosure Controls and Procedures and Internal Control over Financial Reporting (the “Procedures”) (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) and evaluated their effectiveness.  Based on their review, Mr. Malafronte and Ms. Hempstead determined that the Procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is accumulated and communicated to the registrant’s management to allow timely decisions regarding required disclosure.

(b)  There were no changes in the registrant’s Procedures (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s Procedures.

Item 12.  Exhibits.

(a)(1)  Not applicable.

(a)(2)  The certifications required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(3)  Not applicable.

(b)  The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

The certifications provided pursuant to Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or otherwise subject to the liability of that section.  Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IVA FIDUCIARY TRUST

By:	/s/ Michael W. Malafronte
Michael W. Malafronte
President and Chief Executive Officer

Date:	June 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Malafronte
Michael W. Malafronte
President and Chief Executive Officer

Date:	June 2, 2010

By:	/s/ Stefanie J. Hempstead
Stefanie J. Hempstead
Treasurer and Chief Financial Officer

Date:	June 2, 2010